Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2014	Oct. 31, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitment and Contingencies [Line Items]
Amount of fixed rate loan commitments	$ 0		$ 0	$ 0
Initial term of employment agreements			3 years
Rental expenses			66,000	54,000	61,000
Variable monthly cost associated with contract, average			1,200,000
Annual cost under branding agreements			130,000
Amount of annual cost per covered individual under first specific stop loss policy limits			90,000
Amount of annual cost per covered individual under second specific stop loss policy limits			1,783,289
Liability related to self insured medical expenses	170,000		170,000	393,000
Duration of interest rate swap agreement		7 years
Interest rate swap amount		10,000,000
Fixed rate of interest rate swap agreement to be paid		7.27%
Interest rate to be received under swap agreement	Three-month London Interbank Lending Rate (Libor) plus 3.10%		Three-month LIBOR plus 3.10%
Percentage above LIBOR		3.10%	3.10%
Cost of termination of cash flow hedge			390,000
Minimum [Member]
Commitment and Contingencies [Line Items]
Period of most guarantees			1 year
Maximum [Member]
Commitment and Contingencies [Line Items]
Period of most guarantees			2 years
Commitments to Extend Credit [Member]
Commitment and Contingencies [Line Items]
Contractual notional amount of instruments	45,177,000		45,177,000	31,103,000
Unused Lines of Credit [Member]
Commitment and Contingencies [Line Items]
Contractual notional amount of instruments	80,100,000		80,100,000	74,700,000
Unused Lines of Credit [Member] | Customer Deposit Accounts [Member]
Commitment and Contingencies [Line Items]
Contractual notional amount of instruments	$ 35,500,000		$ 35,500,000	$ 20,700,000